UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset Long Credit VIT
Class I	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Long Credit VIT for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$46	0.44%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of Western Asset Long Credit VIT returned 8.59%. The Fund compares its performance to the  Bloomberg U.S. Long Credit Index and the Custom Benchmark†, which returned 7.77% and 7.84%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration and yield curve positioning
↑	Issue selection within the banking sector (overweight Goldman Sachs, UBS Group, and Intesa Sanpaolo S.p.A.)
↑	Issue selection within basic industry (overweight OCP S.A. and Glencore Funding LLC)

Top detractors from performance:
↓	An underweight to sovereigns
↓	Issue selection within information technology (overweight Oracle)
↓	An underweight to consumer non-cyclicals
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures and credit swaps to manage rates positioning and credit exposure. In aggregate, these derivatives contributed to performance.
Western Asset Long Credit VIT	PAGE 1	7997-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 5/1/2023 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	Since Inception (5/1/2023)
Class I	8.59	4.39
Bloomberg U.S. Aggregate Index	7.30	3.88
Bloomberg U.S. Long Credit Index	7.77	3.89
Custom Benchmark†	7.84	4.73
†	The Fund’s Composite Benchmark is comprised of 60% Bloomberg U.S Long Credit Index and 40% Bloomberg U.S. Intermediate Credit Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class I inception date is May 1, 2023. Performance data is shown as of the date the class began to invest in accordance with its investment objective and guidelines.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$280,604,847
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	939
Total Management Fee Paid	$910,374
Portfolio Turnover Rate	101%
Western Asset Long Credit VIT	PAGE 2	7997-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
As of August 19, 2025, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan K. Brist, Dan Alexander, and Molly Schwartz.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Long Credit VIT	PAGE 3	7997-ATSR-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $146,739 in December 31, 2024 and $148,206 in December 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in December 31, 2024 and $30,000 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $334,889 in December 31, 2024 and $344,935 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Long Credit VIT
Financial Statements and Other Important Information
Annual  | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 88.8%
Communication Services — 9.0%
Diversified Telecommunication Services — 2.5%
AT&T Inc., Senior Notes	1.650%	2/1/28	$70,000	$66,744
AT&T Inc., Senior Notes	4.700%	8/15/30	400,000	406,749
AT&T Inc., Senior Notes	2.250%	2/1/32	230,000	201,830
AT&T Inc., Senior Notes	6.375%	3/1/41	50,000	53,474
AT&T Inc., Senior Notes	4.800%	6/15/44	110,000	97,117
AT&T Inc., Senior Notes	4.500%	3/9/48	200,000	165,803
AT&T Inc., Senior Notes	3.550%	9/15/55	1,590,000	1,059,532
AT&T Inc., Senior Notes	6.050%	8/15/56	1,010,000	1,019,727
AT&T Inc., Senior Notes	3.800%	12/1/57	480,000	330,420
Frontier California Inc., Senior Notes	6.750%	5/15/27	426,000	436,015
Verizon Communications Inc., Senior Notes	1.500%	9/18/30	180,000	158,785
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	101,000	92,268
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	180,000	177,288
Verizon Communications Inc., Senior Notes	5.250%	4/2/35	230,000	233,852
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	490,000	493,867
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	440,000	344,954
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	510,000	409,424
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	210,000	168,554
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	520,000	369,710
Verizon Communications Inc., Senior Notes	5.500%	2/23/54	530,000	509,181
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	250,000	168,956
Total Diversified Telecommunication Services				6,964,250
Entertainment — 0.3%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	200,000	202,889 (a)
Netflix Inc., Senior Notes	4.900%	8/15/34	230,000	235,623
Walt Disney Co., Senior Notes	6.650%	11/15/37	110,000	125,740
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	270,000	190,687
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	9,000	5,952
Total Entertainment				760,891
Interactive Media & Services — 2.6%
Alphabet Inc., Senior Notes	4.375%	11/15/32	445,000	446,638
Alphabet Inc., Senior Notes	4.500%	5/15/35	250,000	248,800
Alphabet Inc., Senior Notes	4.700%	11/15/35	360,000	360,229
Alphabet Inc., Senior Notes	5.350%	11/15/45	170,000	169,056
Alphabet Inc., Senior Notes	5.450%	11/15/55	170,000	166,885
Alphabet Inc., Senior Notes	5.300%	5/15/65	370,000	348,255
Meta Platforms Inc., Senior Notes	4.200%	11/15/30	260,000	260,616
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Interactive Media & Services — continued
Meta Platforms Inc., Senior Notes	3.850%	8/15/32	$170,000	$164,977
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	210,000	211,749
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	220,000	221,909
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	380,000	379,638
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	960,000	932,759
Meta Platforms Inc., Senior Notes	5.400%	8/15/54	490,000	456,263
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	810,000	778,028
Meta Platforms Inc., Senior Notes	5.750%	5/15/63	270,000	259,646
Meta Platforms Inc., Senior Notes	5.550%	8/15/64	60,000	55,701
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	1,940,000	1,852,118
Total Interactive Media & Services				7,313,267
Media — 2.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	20,000	20,238
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	470,000	494,500
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	230,000	163,800
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	210,000	145,962
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	780,000	666,083
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	50,000	39,167
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	350,000	226,209
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	210,000	165,602
Comcast Corp., Senior Notes	4.250%	10/15/30	170,000	170,162
Comcast Corp., Senior Notes	3.750%	4/1/40	190,000	156,751
Comcast Corp., Senior Notes	2.887%	11/1/51	910,000	532,568
Comcast Corp., Senior Notes	4.049%	11/1/52	480,000	351,395
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Comcast Corp., Senior Notes	5.350%	5/15/53	$350,000	$314,649
Comcast Corp., Senior Notes	2.937%	11/1/56	1,090,000	613,156
Comcast Corp., Senior Notes	2.987%	11/1/63	90,000	48,973
Fox Corp., Senior Notes	5.476%	1/25/39	330,000	331,218
Paramount Global, Senior Notes	7.875%	7/30/30	240,000	259,723
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	840,000	970,902
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	920,000	986,291
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	410,000	379,744
Total Media				7,037,093
Wireless Telecommunication Services — 1.1%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	170,000	180,957
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	220,000	222,134
SoftBank Corp., Senior Notes	4.699%	7/9/30	320,000	321,296 (a)
T-Mobile USA Inc., Senior Notes	2.400%	3/15/29	280,000	265,300
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	70,000	68,850
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	510,000	473,605
T-Mobile USA Inc., Senior Notes	5.300%	5/15/35	270,000	276,946
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	330,000	246,039
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	160,000	107,071
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	830,000	832,683
Total Wireless Telecommunication Services				2,994,881

Total Communication Services				25,070,382
Consumer Discretionary — 5.9%
Automobile Components — 0.1%
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	330,000	322,964 (a)
Automobiles — 1.0%
American Honda Finance Corp., Senior Notes	4.900%	1/10/34	210,000	211,051
BMW US Capital LLC, Senior Notes	4.850%	8/13/31	170,000	173,024 (a)
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	200,000	183,324
Ford Motor Credit Co. LLC, Senior Notes	7.122%	11/7/33	350,000	376,082
General Motors Co., Senior Notes	5.600%	10/15/32	50,000	52,319
General Motors Co., Senior Notes	6.600%	4/1/36	180,000	196,092
General Motors Co., Senior Notes	6.250%	10/2/43	230,000	233,463
General Motors Co., Senior Notes	5.950%	4/1/49	160,000	155,535
Hyundai Capital America, Senior Notes	5.400%	1/8/31	150,000	154,999 (a)
Hyundai Capital America, Senior Notes	5.400%	6/24/31	250,000	258,811 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	6.950%	9/15/26	130,000	131,858 (a)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Automobiles — continued
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	$280,000	$242,200 (a)
Toyota Motor Credit Corp., Senior Notes	4.550%	8/9/29	140,000	142,327
Toyota Motor Credit Corp., Senior Notes	4.800%	5/15/30	140,000	143,702
Total Automobiles				2,654,787
Broadline Retail — 1.5%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	200,000	181,835
Alibaba Group Holding Ltd., Senior Notes	5.250%	5/26/35	200,000	208,537
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	400,000	294,249
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	400,000	271,908
Alibaba Group Holding Ltd., Senior Notes	5.625%	11/26/54	400,000	405,905
Amazon.com Inc., Senior Notes	4.100%	11/20/30	180,000	180,250
Amazon.com Inc., Senior Notes	4.350%	3/20/33	400,000	398,813
Amazon.com Inc., Senior Notes	4.650%	11/20/35	460,000	458,320
Amazon.com Inc., Senior Notes	5.450%	11/20/55	420,000	410,227
Amazon.com Inc., Senior Notes	5.550%	11/20/65	590,000	572,756
MercadoLibre Inc., Senior Notes	4.900%	1/15/33	830,000	823,019
Total Broadline Retail				4,205,819
Diversified Consumer Services — 0.3%
Massachusetts Institute of Technology, Senior Notes	5.618%	6/1/55	370,000	380,569
Massachusetts Institute of Technology, Senior Notes	5.600%	7/1/2111	250,000	250,660
Washington University, Senior Notes	3.524%	4/15/54	150,000	109,300
Washington University, Senior Notes	4.349%	4/15/2122	180,000	136,840
Total Diversified Consumer Services				877,369
Hotels, Restaurants & Leisure — 2.4%
Brightstar Lottery PLC, Senior Secured Notes	5.250%	1/15/29	270,000	270,337 (a)
Carnival Corp., Senior Notes	5.125%	5/1/29	810,000	819,388 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	190,000	195,559 (a)
Carnival Corp., Senior Secured Notes	7.875%	6/1/27	140,000	147,246
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,390,000	1,212,775 (a)
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	240,000	239,022
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	180,000	184,591
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	260,000	254,017
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	80,000	83,603
McDonald’s Corp., Senior Notes	4.875%	12/9/45	180,000	164,141
McDonald’s Corp., Senior Notes	3.625%	9/1/49	710,000	523,166
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	200,000	198,141 (a)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	$420,000	$421,454 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	100,000	101,844 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	50,000	51,132 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	80,000	82,809 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	210,000	215,848 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	1/15/36	270,000	271,233
Sands China Ltd., Senior Notes	4.375%	6/18/30	590,000	582,682
Sands China Ltd., Senior Notes	3.250%	8/8/31	690,000	638,313
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	200,000	198,273 (a)
Total Hotels, Restaurants & Leisure				6,855,574
Household Durables — 0.1%
TopBuild Corp., Senior Notes	5.625%	1/31/34	180,000	182,182 (a)
Specialty Retail — 0.5%
Dick’s Sporting Goods Inc., Senior Notes	4.000%	10/1/29	240,000	235,456 (a)
Home Depot Inc., Senior Notes	3.300%	4/15/40	50,000	40,876
Home Depot Inc., Senior Notes	3.625%	4/15/52	660,000	482,376
Home Depot Inc., Senior Notes	3.500%	9/15/56	130,000	91,082
Lowe’s Cos. Inc., Senior Notes	1.700%	10/15/30	170,000	151,096
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	110,000	79,140
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	390,000	307,486
Total Specialty Retail				1,387,512

Total Consumer Discretionary				16,486,207
Consumer Staples — 4.4%
Beverages — 0.4%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	660,000	675,445
Coca-Cola Co., Senior Notes	5.200%	1/14/55	440,000	424,527
Total Beverages				1,099,972
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	3.500%	3/15/29	80,000	76,935 (a)
Kroger Co., Senior Notes	5.500%	9/15/54	360,000	343,196
Kroger Co., Senior Notes	5.650%	9/15/64	380,000	362,787
Total Consumer Staples Distribution & Retail				782,918
Food Products — 1.0%
Gruma SAB de CV, Senior Notes	5.390%	12/9/34	200,000	206,098 (a)
Gruma SAB de CV, Senior Notes	5.761%	12/9/54	400,000	402,298 (a)
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	5.950%	4/20/35	150,000	157,873 (a)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Food Products — continued
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	6.375%	2/25/55	$650,000	$663,192 (a)
JM Smucker Co., Senior Notes	6.500%	11/15/43	200,000	214,830
Mars Inc., Senior Notes	5.000%	3/1/32	310,000	319,645 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	190,000	195,357 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	410,000	408,705 (a)
McCormick & Co. Inc., Senior Notes	4.700%	10/15/34	170,000	167,585
Mondelez International Inc., Senior Notes	2.625%	9/4/50	100,000	59,751
Total Food Products				2,795,334
Household Products — 0.8%
Procter & Gamble Co., Senior Notes	4.100%	11/3/32	890,000	885,234
Procter & Gamble Co., Senior Notes	4.350%	11/3/35	1,300,000	1,283,711
Total Household Products				2,168,945
Personal Care Products — 0.1%
L’Oreal SA, Senior Notes	5.000%	5/20/35	260,000	265,901 (a)
Tobacco — 1.8%
Altria Group Inc., Senior Notes	4.800%	2/14/29	220,000	223,827
Altria Group Inc., Senior Notes	2.450%	2/4/32	110,000	97,381
Altria Group Inc., Senior Notes	5.800%	2/14/39	580,000	598,444
Altria Group Inc., Senior Notes	4.250%	8/9/42	320,000	267,650
Altria Group Inc., Senior Notes	3.875%	9/16/46	180,000	135,654
Altria Group Inc., Senior Notes	5.950%	2/14/49	740,000	742,273
BAT Capital Corp., Senior Notes	2.259%	3/25/28	110,000	105,883
BAT Capital Corp., Senior Notes	6.000%	2/20/34	130,000	139,247
BAT Capital Corp., Senior Notes	3.734%	9/25/40	60,000	48,726
BAT Capital Corp., Senior Notes	7.079%	8/2/43	470,000	530,075
BAT Capital Corp., Senior Notes	7.081%	8/2/53	480,000	544,756
BAT Capital Corp., Senior Notes	6.250%	8/15/55	500,000	518,588
BAT International Finance PLC, Senior Notes	5.931%	2/2/29	290,000	304,721
Philip Morris International Inc., Senior Notes	1.750%	11/1/30	180,000	160,476
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	280,000	290,297
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	110,000	113,736
Philip Morris International Inc., Senior Notes	6.375%	5/16/38	100,000	111,557
Philip Morris International Inc., Senior Notes	3.875%	8/21/42	150,000	124,090
Total Tobacco				5,057,381

Total Consumer Staples				12,170,451
Energy — 7.8%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	130,000	128,343
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Energy Equipment & Services — continued
Halliburton Co., Senior Notes	4.750%	8/1/43	$110,000	$97,126
Total Energy Equipment & Services				225,469
Oil, Gas & Consumable Fuels — 7.7%
Antero Resources Corp., Senior Notes	5.375%	3/1/30	230,000	233,320 (a)
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.924%)	6.125%	3/18/35	270,000	278,583 (b)(c)
BP Capital Markets PLC, Senior Notes (6.450% to 3/1/34 then 5 year Treasury Constant Maturity Rate + 2.153%)	6.450%	12/1/33	70,000	74,584 (b)(c)
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	320,000	327,337 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	60,000	62,425 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	300,000	321,250 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	70,000	74,895 (a)
ConocoPhillips Co., Senior Notes	5.050%	9/15/33	150,000	154,371
ConocoPhillips Co., Senior Notes	5.550%	3/15/54	60,000	57,792
ConocoPhillips Co., Senior Notes	5.700%	9/15/63	160,000	154,280
Continental Resources Inc., Senior Notes	2.268%	11/15/26	480,000	470,184 (a)
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	200,000	183,969
Devon Energy Corp., Senior Notes	5.200%	9/15/34	130,000	129,483
Devon Energy Corp., Senior Notes	5.600%	7/15/41	250,000	242,135
Devon Energy Corp., Senior Notes	4.750%	5/15/42	220,000	190,954
Devon Energy Corp., Senior Notes	5.000%	6/15/45	190,000	165,863
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	110,000	111,505
Ecopetrol SA, Senior Notes	8.375%	1/19/36	130,000	133,873
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	820,000	827,076 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 2.676%)	6.500%	2/15/56	100,000	99,714 (c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 2/15/36 then 5 year Treasury Constant Maturity Rate + 2.475%)	6.750%	2/15/56	180,000	180,784 (c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	110,000	113,064 (b)(c)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Senior Notes	6.000%	2/1/29	$590,000	$596,447 (a)
Energy Transfer LP, Senior Notes	8.250%	11/15/29	130,000	146,731
Energy Transfer LP, Senior Notes	3.750%	5/15/30	170,000	165,505
Energy Transfer LP, Senior Notes	6.400%	12/1/30	130,000	140,480
Energy Transfer LP, Senior Notes	7.375%	2/1/31	130,000	135,068 (a)
Energy Transfer LP, Senior Notes	5.550%	5/15/34	50,000	51,457
Energy Transfer LP, Senior Notes	5.800%	6/15/38	340,000	346,664
Energy Transfer LP, Senior Notes	6.000%	6/15/48	440,000	427,164
Energy Transfer LP, Senior Notes	5.950%	5/15/54	120,000	113,959
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	130,000	147,342
Enterprise Products Operating LLC, Senior Notes	4.950%	2/15/35	240,000	242,879
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	390,000	356,295
Enterprise Products Operating LLC, Senior Notes	4.900%	5/15/46	300,000	271,582
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	800,000	536,485
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	810,000	785,576
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	80,000	58,535
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	7.099%	8/16/77	90,000	90,013 (c)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	390,000	388,869 (c)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	10,000	9,313
EOG Resources Inc., Senior Notes	4.950%	4/15/50	90,000	80,704
Expand Energy Corp., Senior Notes	5.375%	2/1/29	20,000	20,001
Expand Energy Corp., Senior Notes	6.750%	4/15/29	50,000	50,297 (a)
Expand Energy Corp., Senior Notes	5.375%	3/15/30	60,000	60,827
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	310,000	275,262 (a)
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	120,000	124,855 (a)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	900,000	867,937 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	5.853%	2/23/36	200,000	209,457 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	6.103%	8/23/42	200,000	208,659 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	400,000	410,961 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	100,000	115,182
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	420,000	378,242
Kinder Morgan Inc., Senior Notes	3.600%	2/15/51	20,000	14,032
MPLX LP, Senior Notes	4.800%	2/15/29	40,000	40,647
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
MPLX LP, Senior Notes	5.000%	3/1/33	$150,000	$150,994
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.639%	9/30/29	416,216	432,865 (a)(c)(d)(e)
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	320,000	366,153
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	150,000	159,954
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	50,000	39,751
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	50,000	37,710
ONEOK Inc., Senior Notes	5.650%	11/1/28	270,000	280,513
ONEOK Inc., Senior Notes	4.250%	9/15/46	60,000	47,058
ONEOK Inc., Senior Notes	6.625%	9/1/53	500,000	524,176
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	70,000	72,382
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	110,000	108,896
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	400,000	329,725
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	130,000	117,952
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	50,000	55,380
Qatar Energy, Senior Notes	3.125%	7/12/41	290,000	223,634 (a)
Qatar Energy, Senior Notes	3.300%	7/12/51	200,000	140,221 (a)
Southern Natural Gas Co. LLC, Senior Notes	4.800%	3/15/47	140,000	123,507 (a)
Sunoco LP, Senior Notes	5.625%	3/15/31	230,000	231,805 (a)
Targa Resources Corp., Senior Notes	4.200%	2/1/33	320,000	306,486
Targa Resources Corp., Senior Notes	6.500%	3/30/34	60,000	65,506
Targa Resources Corp., Senior Notes	5.500%	2/15/35	120,000	122,987
Targa Resources Corp., Senior Notes	6.250%	7/1/52	20,000	20,193
Targa Resources Corp., Senior Notes	6.500%	2/15/53	930,000	973,993
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	170,000	172,029
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	250,000	268,701
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.100%	3/15/36	270,000	271,942 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	320,000	247,137
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.750%	3/15/56	370,000	366,372 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	180,000	184,457 (a)
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	110,000	111,333
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	50,000	51,057
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	130,000	130,637
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	430,000	421,454
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	$170,000	$180,395
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	640,000	552,301
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	390,000	334,110
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	580,000	658,738
Williams Cos. Inc., Senior Notes	5.300%	9/30/35	230,000	234,057
Williams Cos. Inc., Senior Notes	6.000%	3/15/55	70,000	71,523
Total Oil, Gas & Consumable Fuels				21,642,952

Total Energy				21,868,421
Financials — 29.3%
Banks — 13.4%
ABN AMRO Bank NV, Senior Notes (6.339% to 9/18/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.339%	9/18/27	200,000	203,117 (a)(c)
Banco Bilbao Vizcaya Argentaria SA, Senior Notes	5.381%	3/13/29	400,000	415,116
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander Mexico, SAB de CV, Senior Notes	5.621%	12/10/29	200,000	208,300 (a)
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	400,000	483,253 (b)(c)
Banco Santander SA, Senior Notes	6.607%	11/7/28	600,000	640,697
Banco Santander SA, Senior Notes	4.551%	11/6/30	1,400,000	1,401,832
Banco Santander SA, Senior Notes	5.439%	7/15/31	400,000	420,220
Banco Santander SA, Senior Notes (5.365% to 7/15/27 then 1 year Treasury Constant Maturity Rate + 0.950%)	5.365%	7/15/28	200,000	203,967 (c)
Bank of America Corp., Senior Notes (1.922% to 10/24/30 then SOFR + 1.370%)	1.922%	10/24/31	210,000	187,879 (c)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	990,000	632,102 (c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	600,000	548,911 (c)
Bank of America Corp., Senior Notes (3.311% to 4/22/41 then SOFR + 1.580%)	3.311%	4/22/42	530,000	418,354 (c)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. Term SOFR + 2.252%)	4.443%	1/20/48	460,000	400,232 (c)
Bank of America Corp., Senior Notes (5.468% to 1/23/34 then SOFR + 1.650%)	5.468%	1/23/35	50,000	52,103 (c)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Bank of America Corp., Senior Notes (5.511% to 1/24/35 then SOFR + 1.310%)	5.511%	1/24/36	$820,000	$855,442 (c)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	290,000	254,579 (c)
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	430,000	440,620 (c)
Bank of Montreal, Junior Subordinated Notes (7.300% to 11/26/34 then 5 year Treasury Constant Maturity Rate + 3.010%)	7.300%	11/26/84	350,000	373,361 (c)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	310,000	329,448 (c)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, Senior Notes	5.250%	9/10/29	290,000	297,439 (a)
BNP Paribas SA, Junior Subordinated Notes (6.875% to 12/15/33 then 5 year Treasury Constant Maturity Rate + 2.853%)	6.875%	12/15/33	970,000	974,614 (a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	1,040,000	1,106,471 (a)(b)(c)
BPCE SA, Senior Notes (6.293% to 1/14/35 then SOFR + 2.040%)	6.293%	1/14/36	460,000	491,225 (a)(c)
BPCE SA, Subordinated Notes (6.915% to 1/14/45 then SOFR + 2.610%)	6.915%	1/14/46	460,000	492,566 (a)(c)
CaixaBank SA, Senior Notes (5.581% to 7/3/35 then SOFR + 1.790%)	5.581%	7/3/36	380,000	390,574 (a)(c)
Citibank NA, Senior Notes	5.570%	4/30/34	400,000	423,242
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	1,410,000	1,433,521 (b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	210,000	269,448
Citigroup Inc., Senior Notes	4.650%	7/23/48	190,000	167,764
Citigroup Inc., Senior Notes (2.904% to 11/3/41 then SOFR + 1.379%)	2.904%	11/3/42	40,000	29,668 (c)
Citigroup Inc., Senior Notes (5.174% to 9/11/35 then SOFR + 1.488%)	5.174%	9/11/36	850,000	858,318 (c)
Citigroup Inc., Senior Notes (5.333% to 3/27/35 then SOFR + 1.465%)	5.333%	3/27/36	30,000	30,703 (c)
Citigroup Inc., Senior Notes (5.612% to 3/4/55 then SOFR + 1.746%)	5.612%	3/4/56	430,000	428,478 (c)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	$440,000	$440,234
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	100,000	87,839
Comerica Inc., Senior Notes (5.982% to 1/30/29 then SOFR + 2.155%)	5.982%	1/30/30	220,000	229,547 (c)
Commonwealth Bank of Australia, Subordinated Notes	3.305%	3/11/41	260,000	200,367 (a)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	270,000	255,776 (a)(c)
Credit Agricole SA, Senior Notes	5.301%	7/12/28	310,000	319,548 (a)
Credit Agricole SA, Senior Notes (4.818% to 9/25/32 then SOFR + 1.360%)	4.818%	9/25/33	840,000	839,214 (a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	280,000	280,651 (a)(c)
DNB Bank ASA, Senior Notes (4.384% to 11/4/30 then SOFR + 1.049%)	4.384%	11/4/31	730,000	727,399 (a)(c)
DNB Bank ASA, Senior Notes (4.853% to 11/5/29 then SOFR + 1.050%)	4.853%	11/5/30	320,000	326,609 (a)(c)
HSBC Holdings PLC, Senior Notes (2.804% to 5/24/31 then SOFR + 1.187%)	2.804%	5/24/32	210,000	192,202 (c)
HSBC Holdings PLC, Senior Notes (5.130% to 11/19/27 then SOFR + 1.040%)	5.130%	11/19/28	330,000	336,219 (c)
HSBC Holdings PLC, Senior Notes (5.133% to 11/6/35 then SOFR + 1.430%)	5.133%	11/6/36	570,000	571,778 (c)
HSBC Holdings PLC, Senior Notes (5.450% to 3/3/35 then SOFR + 1.560%)	5.450%	3/3/36	200,000	206,434 (c)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	220,000	224,156 (c)
HSBC Holdings PLC, Senior Notes (6.332% to 3/9/43 then SOFR + 2.650%)	6.332%	3/9/44	200,000	219,181 (c)
HSBC Holdings PLC, Subordinated Notes	6.500%	9/15/37	340,000	373,908
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	360,000	297,129 (a)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	790,000	966,076 (a)
JPMorgan Chase & Co., Junior Subordinated Notes (3.650% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 2.850%)	3.650%	6/1/26	260,000	258,696 (b)(c)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	590,000	613,524 (b)(c)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	$620,000	$566,938 (c)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then 3 mo. Term SOFR + 1.510%)	2.739%	10/15/30	290,000	275,213 (c)
JPMorgan Chase & Co., Senior Notes (3.157% to 4/22/41 then 3 mo. Term SOFR + 1.460%)	3.157%	4/22/42	850,000	660,789 (c)
JPMorgan Chase & Co., Senior Notes (3.328% to 4/22/51 then SOFR + 1.580%)	3.328%	4/22/52	250,000	177,371 (c)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	150,000	119,761 (c)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. Term SOFR + 1.842%)	4.260%	2/22/48	440,000	373,725 (c)
JPMorgan Chase & Co., Senior Notes (4.810% to 10/22/35 then SOFR + 1.190%)	4.810%	10/22/36	710,000	705,277 (c)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	180,000	185,766 (c)
JPMorgan Chase & Co., Senior Notes (5.502% to 1/24/35 then SOFR + 1.315%)	5.502%	1/24/36	550,000	575,160 (c)
JPMorgan Chase & Co., Senior Notes (5.534% to 11/29/44 then SOFR + 1.550%)	5.534%	11/29/45	940,000	955,238 (c)
JPMorgan Chase & Co., Senior Notes (5.766% to 4/22/34 then SOFR + 1.490%)	5.766%	4/22/35	200,000	213,238 (c)
JPMorgan Chase & Co., Senior Notes (6.254% to 10/23/33 then SOFR + 1.810%)	6.254%	10/23/34	90,000	98,972 (c)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	170,000	174,845
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	500,000	517,416 (c)
Lloyds Banking Group PLC, Senior Notes (4.425% to 11/4/30 then 1 year Treasury Constant Maturity Rate + 0.820%)	4.425%	11/4/31	870,000	867,557 (c)
Lloyds Banking Group PLC, Senior Notes (4.943% to 11/4/35 then 1 year Treasury Constant Maturity Rate + 0.970%)	4.943%	11/4/36	360,000	356,310 (c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	200,000	200,132 (c)
NatWest Group PLC, Senior Notes (5.115% to 5/23/30 then 1 year Treasury Constant Maturity Rate + 1.050%)	5.115%	5/23/31	360,000	369,849 (c)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Nordea Bank Abp, Junior Subordinated Notes (6.300% to 3/25/32 then 5 year Treasury Constant Maturity Rate + 2.660%)	6.300%	9/25/31	$320,000	$328,097 (a)(b)(c)
PNC Financial Services Group Inc., Senior Notes (4.812% to 10/21/31 then SOFR + 1.259%)	4.812%	10/21/32	360,000	366,519 (c)
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	60,000	62,583
Santander UK Group Holdings PLC, Senior Notes (5.136% to 9/22/35 then SOFR + 1.578%)	5.136%	9/22/36	240,000	239,461 (c)
Sumitomo Mitsui Financial Group Inc., Subordinated Notes (5.796% to 7/8/45 then SOFR + 1.780%)	5.796%	7/8/46	500,000	507,902 (c)
Synovus Financial Corp., Senior Notes (6.168% to 11/1/29 then SOFR + 2.347%)	6.168%	11/1/30	140,000	145,541 (c)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	570,000	601,537 (c)
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	190,000	189,771
Truist Financial Corp., Senior Notes (4.964% to 10/23/35 then SOFR + 1.395%)	4.964%	10/23/36	400,000	395,891 (c)
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	1,040,000	807,292 (c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	980,000	843,894 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	200,000	182,914 (c)
Wells Fargo & Co., Senior Notes (5.150% to 4/23/30 then SOFR + 1.500%)	5.150%	4/23/31	410,000	423,305 (c)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	50,000	52,037 (c)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	20,000	20,727 (c)
Wells Fargo & Co., Senior Notes (5.605% to 4/23/35 then SOFR + 1.740%)	5.605%	4/23/36	490,000	513,780 (c)
Wells Fargo & Co., Senior Notes (6.491% to 10/23/33 then SOFR + 2.060%)	6.491%	10/23/34	30,000	33,226 (c)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	170,000	165,175
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	710,000	639,471
Total Banks				37,742,731
Capital Markets — 7.3%
Ameriprise Financial Inc., Senior Notes	5.150%	5/15/33	200,000	207,807
Ares Capital Corp., Senior Notes	5.500%	9/1/30	430,000	433,054
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Ares Management Corp., Senior Notes	5.600%	10/11/54	$310,000	$293,845
Carlyle Group Inc., Senior Notes	5.050%	9/19/35	430,000	424,137
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	340,000	317,711 (b)(c)
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	100,000	107,171 (c)
CI Financial Corp., Senior Notes	7.500%	5/30/29	1,050,000	1,117,415 (a)
Daimler Truck Finance North America LLC, Senior Notes	3.650%	4/7/27	200,000	199,131 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	1/18/34	190,000	194,348 (a)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.125% to 11/10/34 then 10 year Treasury Constant Maturity Rate + 2.400%)	6.125%	11/10/34	140,000	142,034 (b)(c)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.850% to 2/10/30 then 5 year Treasury Constant Maturity Rate + 2.461%)	6.850%	2/10/30	460,000	480,212 (b)(c)
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	130,000	138,508 (b)(c)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	350,000	383,689
Goldman Sachs Group Inc., Senior Notes	4.800%	7/8/44	130,000	120,621
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	1,380,000	1,246,118 (c)
Goldman Sachs Group Inc., Senior Notes (4.369% to 10/21/30 then SOFR + 1.060%)	4.369%	10/21/31	420,000	419,089 (c)
Goldman Sachs Group Inc., Senior Notes (4.939% to 10/21/35 then SOFR + 1.330%)	4.939%	10/21/36	1,000,000	993,103 (c)
Goldman Sachs Group Inc., Senior Notes (5.016% to 10/23/34 then SOFR + 1.420%)	5.016%	10/23/35	940,000	945,366 (c)
Goldman Sachs Group Inc., Senior Notes (5.330% to 7/23/34 then SOFR + 1.550%)	5.330%	7/23/35	770,000	791,413 (c)
Goldman Sachs Group Inc., Senior Notes (5.734% to 1/28/55 then SOFR + 1.696%)	5.734%	1/28/56	860,000	869,812 (c)
Goldman Sachs Group Inc., Senior Notes (5.851% to 4/25/34 then SOFR + 1.552%)	5.851%	4/25/35	110,000	116,989 (c)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	180,000	169,193
Golub Capital Private Credit Fund, Senior Notes	5.450%	8/15/28	150,000	151,100 (a)
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	290,000	266,107
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	390,000	281,803 (a)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	$150,000	$117,619 (c)
Morgan Stanley, Senior Notes (4.892% to 10/22/35 then SOFR + 1.314%)	4.892%	10/22/36	1,230,000	1,219,581 (c)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	90,000	92,678 (c)
Morgan Stanley, Senior Notes (5.449% to 7/20/28 then SOFR + 1.630%)	5.449%	7/20/29	370,000	381,886 (c)
Morgan Stanley, Senior Notes (5.516% to 11/19/54 then SOFR + 1.710%)	5.516%	11/19/55	700,000	692,399 (c)
Morgan Stanley, Senior Notes (5.587% to 1/18/35 then SOFR + 1.418%)	5.587%	1/18/36	370,000	386,786 (c)
Morgan Stanley, Senior Notes (5.664% to 4/17/35 then SOFR + 1.757%)	5.664%	4/17/36	240,000	252,071 (c)
Morgan Stanley, Senior Notes (5.831% to 4/19/34 then SOFR + 1.580%)	5.831%	4/19/35	680,000	722,885 (c)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	460,000	404,659 (c)
Morgan Stanley, Subordinated Notes (5.942% to 2/7/34 then 5 year Treasury Constant Maturity Rate + 1.800%)	5.942%	2/7/39	140,000	147,208 (c)
Morgan Stanley Bank NA, Senior Notes (5.504% to 5/26/27 then SOFR + 0.865%)	5.504%	5/26/28	250,000	255,135 (c)
Morgan Stanley Private Bank NA, Senior Notes (4.734% to 7/18/30 then SOFR + 1.080%)	4.734%	7/18/31	280,000	283,893 (c)
Northern Trust Corp., Subordinated Notes (5.117% to 11/19/35 then 5 year Treasury Constant Maturity Rate + 1.050%)	5.117%	11/19/40	200,000	199,802 (c)
Nuveen LLC, Senior Notes	5.550%	1/15/30	100,000	104,252 (a)
Nuveen LLC, Senior Notes	5.850%	4/15/34	460,000	483,994 (a)
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	80,000	73,330
Raymond James Financial Inc., Senior Notes	5.650%	9/11/55	1,110,000	1,087,317
S&P Global Inc., Senior Notes	1.250%	8/15/30	50,000	44,021
UBS AG, Senior Notes	4.500%	6/26/48	490,000	427,731
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	500,000	512,675 (a)(b)(c)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	240,000	264,048 (a)(b)(c)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	$450,000	$527,997 (a)(b)(c)
UBS Group AG, Senior Notes (3.179% to 2/11/42 then 1 year Treasury Constant Maturity Rate + 1.100%)	3.179%	2/11/43	220,000	167,106 (a)(c)
UBS Group AG, Senior Notes (5.010% to 3/23/36 then SOFR + 1.340%)	5.010%	3/23/37	450,000	446,207 (a)(c)
UBS Group AG, Senior Notes (5.580% to 5/9/35 then SOFR + 1.760%)	5.580%	5/9/36	270,000	280,861 (a)(c)
Total Capital Markets				20,385,917
Consumer Finance — 1.2%
American Express Co., Senior Notes (4.918% to 7/20/32 then SOFR + 1.220%)	4.918%	7/20/33	540,000	549,741 (c)
American Express Co., Senior Notes (5.532% to 4/25/29 then SOFR + 1.090%)	5.532%	4/25/30	150,000	156,513 (c)
American Express Co., Senior Notes (5.667% to 4/25/35 then SOFR + 1.790%)	5.667%	4/25/36	490,000	517,561 (c)
American Express Co., Subordinated Notes (5.915% to 4/25/34 then SOFR + 1.630%)	5.915%	4/25/35	290,000	308,765 (c)
Midcap Financial Issuer Trust, Junior Subordinated Notes (1 mo. Term SOFR + 3.750%)	7.430%	1/15/56	1,270,000	1,270,000 (a)(c)(d)(f)
Midcap Financial Issuer Trust, Senior Notes	5.370%	4/15/29	560,000	560,000 (a)(d)(f)
Total Consumer Finance				3,362,580
Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	11/15/35	650,000	644,089
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	630,000	515,115
Apollo Global Management Inc., Senior Notes (6.000% to 12/15/34 then 5 year Treasury Constant Maturity Rate + 2.168%)	6.000%	12/15/54	90,000	89,307 (c)
Atlas Warehouse Lending Co. LP, Senior Notes	6.250%	1/15/30	340,000	358,152 (a)
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	430,000	466,740
Berkshire Hathaway Energy Co., Senior Notes	4.250%	10/15/50	420,000	336,415
ILFC E-Capital Trust I, Ltd. GTD	6.350%	12/21/65	520,000	437,065 (a)(c)
ILFC E-Capital Trust II, Ltd. GTD	6.600%	12/21/65	290,000	251,172 (a)(c)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	410,000	431,054 (a)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	$680,000	$692,396 (a)
LPL Holdings Inc., Senior Notes	6.750%	11/17/28	230,000	245,551
LPL Holdings Inc., Senior Notes	5.650%	3/15/35	580,000	594,827
LPL Holdings Inc., Senior Notes	5.750%	6/15/35	190,000	195,689
Mastercard Inc., Senior Notes	3.350%	3/26/30	50,000	48,860
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	190,000	187,358 (a)
Visa Inc., Senior Notes	2.050%	4/15/30	50,000	46,370
Total Financial Services				5,540,160
Insurance — 5.3%
AIA Group Ltd., Subordinated Notes	4.950%	3/30/35	270,000	272,076 (a)
AIA Group Ltd., Subordinated Notes	3.200%	9/16/40	310,000	245,924 (a)
AIA Group Ltd., Subordinated Notes	5.400%	9/30/54	420,000	402,620 (a)
Allianz SE, Junior Subordinated Notes (6.550% to 4/30/34 then 5 year Treasury Constant Maturity Rate + 2.317%)	6.550%	10/30/33	200,000	208,426 (a)(b)(c)
Allianz SE, Subordinated Notes (6.350% to 9/6/33 then 5 year Treasury Constant Maturity Rate + 3.232%)	6.350%	9/6/53	400,000	431,080 (a)(c)
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	170,000	149,595 (a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	170,000	114,799 (a)
Aon North America Inc., Senior Notes	5.750%	3/1/54	330,000	328,571
Asurion LLC and Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	410,000	425,632 (a)
Athene Holding Ltd., Junior Subordinated Notes (6.875% to 6/28/35 then 5 year Treasury Constant Maturity Rate + 2.582%)	6.875%	6/28/55	640,000	639,844 (c)
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	240,000	233,682
Athene Holding Ltd., Senior Notes	6.625%	5/19/55	380,000	387,318
Brown & Brown Inc., Senior Notes	5.550%	6/23/35	10,000	10,260
Brown & Brown Inc., Senior Notes	6.250%	6/23/55	390,000	406,056
Chubb INA Holdings Inc., Senior Notes	3.050%	12/15/61	140,000	85,974
Dai-ichi Life Insurance Co. Ltd., Subordinated Notes (6.200% to 1/16/35 then 5 year Treasury Constant Maturity Rate + 2.515%)	6.200%	1/16/35	490,000	513,848 (a)(b)(c)
Global Atlantic Fin Co., Senior Notes (7.250% to 3/1/31 then 5 year Treasury Constant Maturity Rate + 3.550%)	7.250%	3/1/56	880,000	884,543 (a)(c)
Manulife Financial Corp., Senior Notes	4.986%	12/11/35	1,090,000	1,087,740
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Marsh & McLennan Cos. Inc., Senior Notes	2.375%	12/15/31	$100,000	$89,837
Marsh & McLennan Cos. Inc., Senior Notes	5.000%	3/15/35	480,000	486,425
Marsh & McLennan Cos. Inc., Senior Notes	5.350%	11/15/44	190,000	186,545
Marsh & McLennan Cos. Inc., Senior Notes	2.900%	12/15/51	130,000	82,817
Marsh & McLennan Cos. Inc., Senior Notes	5.400%	3/15/55	660,000	635,905
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	240,000	193,953 (a)
Meiji Yasuda Life Insurance Co., Subordinated Notes (5.800% to 9/11/34 then 5 year Treasury Constant Maturity Rate + 3.033%)	5.800%	9/11/54	360,000	366,634 (a)(c)
Meiji Yasuda Life Insurance Co., Subordinated Notes (6.100% to 6/11/35 then 5 year Treasury Constant Maturity Rate + 2.911%)	6.100%	6/11/55	770,000	799,288 (a)(c)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	210,000	220,445
MetLife Inc., Senior Notes	5.000%	7/15/52	80,000	73,193
MetLife Inc., Subordinated Notes (6.350% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.078%)	6.350%	3/15/55	240,000	253,231 (c)
Metropolitan Life Global Funding I, Senior Secured Notes	5.150%	3/28/33	170,000	175,003 (a)
New York Life Global Funding, Secured Notes	4.550%	1/28/33	70,000	69,802 (a)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	450,000	334,603 (a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	130,000	101,681 (a)
Nippon Life Insurance Co., Subordinated Notes (6.250% to 9/13/33 then 5 year Treasury Constant Maturity Rate + 2.954%)	6.250%	9/13/53	410,000	434,809 (a)(c)
Nippon Life Insurance Co., Subordinated Notes (6.500% to 4/30/35 then 5 year Treasury Constant Maturity Rate + 3.189%)	6.500%	4/30/55	390,000	420,191 (a)(c)
Northwestern Mutual Life Insurance Co., Subordinated Notes	6.063%	3/30/40	420,000	447,176 (a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	1,000,000	777,859 (a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	6.170%	5/29/55	320,000	339,924 (a)
Reliance Standard Life Global Funding II, Secured Notes	1.512%	9/28/26	310,000	304,106 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	810,000	556,889 (a)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Travelers Cos. Inc., Senior Notes	4.100%	3/4/49	$130,000	$105,686
Travelers Cos. Inc., Senior Notes	5.700%	7/24/55	210,000	214,639
Wynnton Funding Trust II, Senior Notes	5.991%	8/15/55	370,000	373,588 (a)
Total Insurance				14,872,217
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	100,000	108,508 (a)
Blackstone Holdings Finance Co. LLC, Senior Notes	5.000%	6/15/44	40,000	37,316 (a)
Blackstone Holdings Finance Co. LLC, Senior Notes	3.200%	1/30/52	100,000	67,281 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.500%	8/1/30	110,000	112,640
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	20,000	21,219 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				346,964

Total Financials				82,250,569
Health Care — 7.4%
Biotechnology — 1.6%
AbbVie Inc., Senior Notes	5.050%	3/15/34	290,000	298,126
AbbVie Inc., Senior Notes	4.050%	11/21/39	880,000	786,364
AbbVie Inc., Senior Notes	5.350%	3/15/44	140,000	138,430
AbbVie Inc., Senior Notes	4.250%	11/21/49	790,000	651,115
AbbVie Inc., Senior Notes	5.400%	3/15/54	370,000	360,026
AbbVie Inc., Senior Notes	5.500%	3/15/64	330,000	320,795
Amgen Inc., Senior Notes	5.250%	3/2/30	220,000	228,451
Amgen Inc., Senior Notes	5.250%	3/2/33	160,000	165,674
Amgen Inc., Senior Notes	5.600%	3/2/43	230,000	231,475
Amgen Inc., Senior Notes	5.650%	3/2/53	380,000	372,352
Amgen Inc., Senior Notes	5.750%	3/2/63	400,000	390,599
Gilead Sciences Inc., Senior Notes	5.250%	10/15/33	130,000	136,652
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	130,000	135,065
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	45,360
Gilead Sciences Inc., Senior Notes	5.550%	10/15/53	290,000	288,878
Total Biotechnology				4,549,362
Health Care Equipment & Supplies — 0.3%
Becton Dickinson & Co., Senior Notes	4.669%	6/6/47	180,000	156,837
Solventum Corp., Senior Notes	5.400%	3/1/29	43,000	44,544
Solventum Corp., Senior Notes	5.450%	3/13/31	110,000	114,885
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Equipment & Supplies — continued
Solventum Corp., Senior Notes	5.900%	4/30/54	$449,000	$451,327
Stryker Corp., Senior Notes	5.200%	2/10/35	230,000	236,267
Total Health Care Equipment & Supplies				1,003,860
Health Care Providers & Services — 4.5%
Aetna Inc., Senior Notes	4.500%	5/15/42	100,000	86,098
Aetna Inc., Senior Notes	3.875%	8/15/47	90,000	67,484
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	90,000	87,837
Cencora Inc., Senior Notes	5.125%	2/15/34	220,000	225,745
Centene Corp., Senior Notes	3.375%	2/15/30	140,000	129,053
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	245,000	218,283 (a)
Cigna Group, Senior Notes	4.800%	8/15/38	340,000	325,790
Cigna Group, Senior Notes	4.900%	12/15/48	380,000	339,926
Cigna Group, Senior Notes	5.600%	2/15/54	60,000	58,227
Cleveland Clinic Foundation, Senior Notes	4.858%	1/1/2114	100,000	84,693
CommonSpirit Health, Secured Notes	4.350%	11/1/42	220,000	190,885
CommonSpirit Health, Senior Secured Notes	5.205%	12/1/31	360,000	373,054
CommonSpirit Health, Senior Secured Notes	5.318%	12/1/34	90,000	91,719
CommonSpirit Health, Senior Secured Notes	5.548%	12/1/54	190,000	182,095
CSL Finance PLC, Senior Notes	4.625%	4/27/42	150,000	136,048 (a)
CSL Finance PLC, Senior Notes	4.950%	4/27/62	170,000	147,237 (a)
CVS Health Corp., Junior Subordinated Notes (6.750% to 12/10/34 then 5 year Treasury Constant Maturity Rate + 2.516%)	6.750%	12/10/54	80,000	83,594 (c)
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	190,000	199,443 (c)
CVS Health Corp., Senior Notes	5.250%	1/30/31	180,000	186,075
CVS Health Corp., Senior Notes	5.700%	6/1/34	110,000	115,310
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,070,000	1,010,443
CVS Health Corp., Senior Notes	5.050%	3/25/48	680,000	599,833
Elevance Health Inc., Senior Notes	5.500%	10/15/32	190,000	200,464
Elevance Health Inc., Senior Notes	4.550%	5/15/52	70,000	58,302
Elevance Health Inc., Senior Notes	6.100%	10/15/52	320,000	331,258
HCA Inc., Senior Notes	5.600%	4/1/34	110,000	114,976
HCA Inc., Senior Notes	5.750%	3/1/35	220,000	231,035
HCA Inc., Senior Notes	5.125%	6/15/39	100,000	96,648
HCA Inc., Senior Notes	5.900%	6/1/53	200,000	196,027
HCA Inc., Senior Notes	6.000%	4/1/54	330,000	328,417
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
Horizon Mutual Holdings Inc., Senior Notes	6.200%	11/15/34	$250,000	$241,939 (a)
Humana Inc., Senior Notes	5.875%	3/1/33	360,000	378,339
Humana Inc., Senior Notes	4.950%	10/1/44	150,000	132,925
Humana Inc., Senior Notes	4.800%	3/15/47	130,000	110,724
Humana Inc., Senior Notes	5.750%	4/15/54	30,000	28,354
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	460,000	342,223
Laboratory Corp. of America Holdings, Senior Notes	4.800%	10/1/34	240,000	238,435
Orlando Health Obligated Group, Senior Notes	5.475%	10/1/35	150,000	156,798
Quest Diagnostics Inc., Senior Notes	5.000%	12/15/34	290,000	293,742
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	190,000	173,370
UnitedHealth Group Inc., Senior Notes	5.350%	2/15/33	770,000	802,520
UnitedHealth Group Inc., Senior Notes	5.150%	7/15/34	120,000	122,951
UnitedHealth Group Inc., Senior Notes	5.300%	6/15/35	140,000	145,005
UnitedHealth Group Inc., Senior Notes	4.250%	3/15/43	560,000	481,208
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	60,000	59,591
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	580,000	372,016
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	900,000	909,079
UnitedHealth Group Inc., Senior Notes	5.375%	4/15/54	300,000	283,305
UnitedHealth Group Inc., Senior Notes	5.950%	6/15/55	260,000	267,161
UnitedHealth Group Inc., Senior Notes	6.050%	2/15/63	540,000	554,165
Total Health Care Providers & Services				12,589,849
Pharmaceuticals — 1.0%
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	130,000	135,186
Bristol-Myers Squibb Co., Senior Notes	5.500%	2/22/44	80,000	80,232
Bristol-Myers Squibb Co., Senior Notes	2.550%	11/13/50	560,000	331,749
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	190,000	186,725
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	230,000	233,262
Eli Lilly & Co., Senior Notes	4.600%	8/14/34	60,000	60,201
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	170,000	158,974
Eli Lilly & Co., Senior Notes	5.050%	8/14/54	220,000	206,218
Eli Lilly & Co., Senior Notes	4.950%	2/27/63	150,000	135,382
Eli Lilly & Co., Senior Notes	5.200%	8/14/64	70,000	66,189
GlaxoSmithKline Capital Inc., Senior Notes	4.875%	4/15/35	290,000	293,075
Merck & Co. Inc., Senior Notes	4.150%	3/15/31	260,000	259,257
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	200,000	202,422
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	200,000	220,256
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	$190,000	$143,934
Total Pharmaceuticals				2,713,062

Total Health Care				20,856,133
Industrials — 6.2%
Aerospace & Defense — 3.4%
Avolon Holdings Funding Ltd., Senior Notes	4.950%	10/15/32	890,000	882,103 (a)
Boeing Co., Senior Notes	6.528%	5/1/34	1,380,000	1,527,260
Boeing Co., Senior Notes	5.705%	5/1/40	130,000	132,821
Boeing Co., Senior Notes	3.900%	5/1/49	230,000	172,019
Boeing Co., Senior Notes	3.750%	2/1/50	140,000	101,947
Boeing Co., Senior Notes	5.805%	5/1/50	140,000	137,911
Boeing Co., Senior Notes	6.858%	5/1/54	880,000	989,013
Boeing Co., Senior Notes	7.008%	5/1/64	90,000	102,643
General Dynamics Corp., Senior Notes	4.250%	4/1/40	150,000	137,594
Hexcel Corp., Senior Notes	5.875%	2/26/35	240,000	251,745
Howmet Aerospace Inc., Senior Notes	4.850%	10/15/31	90,000	92,542
Howmet Aerospace Inc., Senior Notes	4.550%	11/15/32	250,000	251,200
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	160,000	166,703
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	100,000	100,024
L3Harris Technologies Inc., Senior Notes	5.600%	7/31/53	100,000	99,299
Lockheed Martin Corp., Senior Notes	4.800%	8/15/34	710,000	717,709
Lockheed Martin Corp., Senior Notes	4.090%	9/15/52	110,000	87,313
Lockheed Martin Corp., Senior Notes	5.700%	11/15/54	260,000	262,787
Lockheed Martin Corp., Senior Notes	4.300%	6/15/62	320,000	252,736
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	520,000	483,667
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	410,000	387,995
Northrop Grumman Corp., Senior Notes	5.200%	6/1/54	350,000	327,928
RTX Corp., Senior Notes	6.100%	3/15/34	390,000	426,899
RTX Corp., Senior Notes	4.450%	11/16/38	210,000	197,674
RTX Corp., Senior Notes	4.500%	6/1/42	390,000	353,661
RTX Corp., Senior Notes	4.150%	5/15/45	100,000	83,798
RTX Corp., Senior Notes	4.625%	11/16/48	130,000	113,674
RTX Corp., Senior Notes	3.125%	7/1/50	120,000	80,872
RTX Corp., Senior Notes	3.030%	3/15/52	30,000	19,580
RTX Corp., Senior Notes	5.375%	2/27/53	280,000	270,501
RTX Corp., Senior Notes	6.400%	3/15/54	270,000	297,327
Total Aerospace & Defense				9,508,945
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Air Freight & Logistics — 0.1%
United Parcel Service Inc., Senior Notes	5.950%	5/14/55	$330,000	$340,870
Building Products — 0.1%
Carrier Global Corp., Senior Notes	5.900%	3/15/34	96,000	103,024
Carrier Global Corp., Senior Notes	6.200%	3/15/54	60,000	64,927
Total Building Products				167,951
Commercial Services & Supplies — 0.4%
California Institute of Technology, Senior Notes	4.700%	11/1/2111	370,000	295,717
Rollins Inc., Senior Notes	5.250%	2/24/35	100,000	102,077
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	370,000	382,671 (a)
Waste Management Inc., Senior Notes	4.650%	3/15/30	240,000	244,772
Waste Management Inc., Senior Notes	5.350%	10/15/54	200,000	194,980
Total Commercial Services & Supplies				1,220,217
Construction & Engineering — 0.2%
AECOM, Senior Notes	6.000%	8/1/33	200,000	205,086 (a)
Vinci SA, Senior Notes	3.750%	4/10/29	510,000	503,238 (a)
Total Construction & Engineering				708,324
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	4.150%	11/2/42	180,000	155,929
Ground Transportation — 0.5%
Burlington Northern Santa Fe LLC, Senior Notes	5.050%	3/1/41	130,000	127,729
Norfolk Southern Corp., Senior Notes	5.550%	3/15/34	210,000	221,663
Uber Technologies Inc., Senior Notes	4.800%	9/15/35	190,000	189,116
Union Pacific Corp., Senior Notes	5.600%	12/1/54	290,000	289,407
Union Pacific Corp., Senior Notes	2.973%	9/16/62	730,000	428,805
Union Pacific Corp., Senior Notes	3.799%	4/6/71	280,000	192,699
Total Ground Transportation				1,449,419
Industrial Conglomerates — 0.2%
General Electric Co., Senior Notes	4.900%	1/29/36	230,000	233,632
Honeywell International Inc., Senior Notes	5.250%	3/1/54	260,000	245,900
Total Industrial Conglomerates				479,532
Machinery — 0.2%
Caterpillar Inc., Senior Notes	5.500%	5/15/55	320,000	324,216
Ingersoll Rand Inc., Senior Notes	5.700%	8/14/33	100,000	105,997
Otis Worldwide Corp., Senior Notes	5.125%	11/19/31	190,000	197,246
Total Machinery				627,459
Passenger Airlines — 0.8%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	23,333	23,379 (a)
American Airlines Pass-Through Trust	3.375%	5/1/27	71,113	70,241
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Passenger Airlines — continued
American Airlines Pass-Through Trust	5.650%	11/11/34	$230,000	$231,744
American Airlines Pass-Through Trust	4.900%	5/11/38	310,000	308,660
British Airways Pass-Through Trust	3.350%	6/15/29	11,756	11,444 (a)
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	50,000	48,973
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	50,000	50,312 (a)
Southwest Airlines Co., Senior Notes	5.250%	11/15/35	340,000	332,684
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	330,000	328,801 (a)
United Airlines Pass-Through Trust	3.100%	10/7/28	132,487	126,778
United Airlines Pass-Through Trust	5.800%	1/15/36	307,881	322,712
United Airlines Pass-Through Trust	5.875%	2/15/37	415,174	426,693
Total Passenger Airlines				2,282,421
Trading Companies & Distributors — 0.2%
Air Lease Corp., Junior Subordinated Notes (6.000% to 12/15/29 then 5 year Treasury Constant Maturity Rate + 2.560%)	6.000%	9/24/29	270,000	257,727 (b)(c)
Air Lease Corp., Senior Notes	5.850%	12/15/27	210,000	216,024
Total Trading Companies & Distributors				473,751

Total Industrials				17,414,818
Information Technology — 5.0%
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Senior Notes	4.400%	2/15/33	380,000	376,121
Amphenol Corp., Senior Notes	5.300%	11/15/55	320,000	305,924
Total Electronic Equipment, Instruments & Components				682,045
IT Services — 0.0%††
Kyndryl Holdings Inc., Senior Notes	3.150%	10/15/31	100,000	91,325
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices Inc., Senior Notes	5.300%	4/1/54	450,000	433,502
Broadcom Inc., Senior Notes	5.150%	11/15/31	260,000	269,870
Broadcom Inc., Senior Notes	5.200%	4/15/32	200,000	207,707
Broadcom Inc., Senior Notes	4.300%	11/15/32	370,000	365,185
Broadcom Inc., Senior Notes	5.200%	7/15/35	330,000	338,231
Broadcom Inc., Senior Notes	4.900%	2/15/38	740,000	725,831
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	200,000	209,286 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.500%	1/25/31	520,000	537,090 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.200%	1/25/37	400,000	420,819 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.300%	1/25/39	300,000	316,902 (a)
Intel Corp., Senior Notes	2.800%	8/12/41	330,000	231,341
Intel Corp., Senior Notes	3.734%	12/8/47	50,000	35,713
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — continued
Intel Corp., Senior Notes	4.900%	8/5/52	$450,000	$373,023
Intel Corp., Senior Notes	5.700%	2/10/53	70,000	65,238
KLA Corp., Senior Notes	4.650%	7/15/32	100,000	101,501
KLA Corp., Senior Notes	4.950%	7/15/52	180,000	163,461
Lam Research corp., Senior Notes	1.900%	6/15/30	110,000	100,236
Lam Research Corp., Senior Notes	3.125%	6/15/60	50,000	31,421
Micron Technology Inc., Senior Notes	2.703%	4/15/32	90,000	80,751
Micron Technology Inc., Senior Notes	5.650%	11/1/32	120,000	126,223
Micron Technology Inc., Senior Notes	5.800%	1/15/35	90,000	94,894
Micron Technology Inc., Senior Notes	6.050%	11/1/35	60,000	64,049
Micron Technology Inc., Senior Notes	3.366%	11/1/41	150,000	115,064
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	280,000	284,459
QUALCOMM Inc., Senior Notes	4.500%	5/20/52	260,000	221,531
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	200,000	182,396
TSMC Arizona Corp., Senior Notes	3.125%	10/25/41	310,000	249,975
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	200,000	151,267
Total Semiconductors & Semiconductor Equipment				6,496,966
Software — 2.3%
Autodesk Inc., Senior Notes	5.300%	6/15/35	80,000	82,237
Cadence Design Systems Inc., Senior Notes	4.300%	9/10/29	290,000	291,551
Intuit Inc., Senior Notes	5.200%	9/15/33	60,000	62,747
Intuit Inc., Senior Notes	5.500%	9/15/53	250,000	247,201
Oracle Corp., Senior Notes	4.700%	9/27/34	350,000	324,679
Oracle Corp., Senior Notes	5.875%	9/26/45	1,100,000	993,989
Oracle Corp., Senior Notes	4.000%	7/15/46	720,000	499,658
Oracle Corp., Senior Notes	6.900%	11/9/52	320,000	316,408
Oracle Corp., Senior Notes	5.550%	2/6/53	1,410,000	1,171,346
Oracle Corp., Senior Notes	6.000%	8/3/55	270,000	238,318
Oracle Corp., Senior Notes	5.950%	9/26/55	1,210,000	1,072,855
Oracle Corp., Senior Notes	4.100%	3/25/61	130,000	83,856
Synopsys Inc., Senior Notes	4.650%	4/1/28	110,000	111,548
Synopsys Inc., Senior Notes	4.850%	4/1/30	130,000	132,814
Synopsys Inc., Senior Notes	5.000%	4/1/32	100,000	102,264
Synopsys Inc., Senior Notes	5.150%	4/1/35	50,000	50,836
Synopsys Inc., Senior Notes	5.700%	4/1/55	560,000	556,110
Total Software				6,338,417
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	130,000	157,648
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Technology Hardware, Storage & Peripherals — continued
Hewlett Packard Enterprise Co., Senior Notes	5.600%	10/15/54	$320,000	$296,697
Total Technology Hardware, Storage & Peripherals				454,345

Total Information Technology				14,063,098
Materials — 2.8%
Chemicals — 0.6%
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	110,000	112,690
OCP SA, Senior Notes	3.750%	6/23/31	200,000	187,474 (a)
OCP SA, Senior Notes	5.125%	6/23/51	460,000	381,225 (a)
OCP SA, Senior Notes	7.500%	5/2/54	520,000	576,831 (a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	530,000	378,000 (a)
Total Chemicals				1,636,220
Construction Materials — 0.2%
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	90,000	92,861
CRH America Finance Inc., Senior Notes	5.600%	2/9/56	300,000	295,900
CRH SMW Finance DAC, Senior Notes	5.125%	1/9/30	280,000	288,782
Total Construction Materials				677,543
Metals & Mining — 2.0%
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	200,000	201,269 (a)
Anglo American Capital PLC, Senior Notes	6.000%	4/5/54	200,000	201,443 (a)
Antofagasta PLC, Senior Notes	5.625%	9/9/35	310,000	319,533 (a)
ArcelorMittal SA, Senior Notes	6.750%	3/1/41	200,000	219,323
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	150,000	152,955
BHP Billiton Finance USA Ltd., Senior Notes	5.500%	9/8/53	70,000	69,798
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	150,000	155,791 (a)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	420,000	442,791 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	410,000	438,371 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	500,000	526,055 (a)
Freeport Minerals Corp., Senior Notes	9.500%	6/1/31	40,000	48,581
Freeport-McMoRan Inc., Senior Notes	4.125%	3/1/28	100,000	99,745
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	70,000	72,233
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	230,000	222,829
Glencore Funding LLC, Senior Notes	5.400%	5/8/28	140,000	143,685 (a)
Glencore Funding LLC, Senior Notes	5.893%	4/4/54	349,000	347,475 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	620,000	640,630 (a)
Rio Tinto Finance USA PLC, Senior Notes	5.250%	3/14/35	340,000	350,523
Rio Tinto Finance USA PLC, Senior Notes	5.750%	3/14/55	290,000	296,070
Southern Copper Corp., Senior Notes	5.250%	11/8/42	230,000	220,664
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Metals & Mining — continued
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	$360,000	$364,180
Total Metals & Mining				5,533,944
Paper & Forest Products — 0.0%††
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	70,000	72,069 (a)

Total Materials				7,919,776
Real Estate — 0.6%
Health Care REITs — 0.3%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	220,000	186,178
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	320,000	195,922
Alexandria Real Estate Equities Inc., Senior Notes	5.625%	5/15/54	250,000	234,838
Ventas Realty LP, Senior Notes	4.400%	1/15/29	110,000	110,612
Total Health Care REITs				727,550
Industrial REITs — 0.1%
Prologis LP, Senior Notes	2.125%	10/15/50	120,000	64,704
Prologis LP, Senior Notes	5.250%	3/15/54	140,000	133,121
Total Industrial REITs				197,825
Real Estate Management & Development — 0.0%††
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	120,000	125,551 (a)
Residential REITs — 0.0%††
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	30,000	29,133
Retail REITs — 0.1%
Kimco Realty OP LLC, Senior Notes	2.250%	12/1/31	280,000	248,492
Specialized REITs — 0.1%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	410,000	419,786 (a)

Total Real Estate				1,748,337
Utilities — 10.4%
Electric Utilities — 9.1%
AEP Transmission Co. LLC, Senior Notes	3.650%	4/1/50	180,000	134,211
AEP Transmission Co. LLC, Senior Notes	4.500%	6/15/52	110,000	93,347
Alabama Power Co., Senior Notes	5.850%	11/15/33	170,000	182,759
Alabama Power Co., Senior Notes	5.100%	4/2/35	150,000	153,634
Alliant Energy Corp., Junior Subordinated Notes (5.750% to 4/1/31 then 5 year Treasury Constant Maturity Rate + 2.077%)	5.750%	4/1/56	250,000	249,906 (c)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
American Electric Power Co. Inc., Junior Subordinated Notes (6.050% to 3/15/36 then 5 year Treasury Constant Maturity Rate + 1.940%)	6.050%	3/15/56	$600,000	$589,809 (c)
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	170,000	153,297 (a)
Baltimore Gas and Electric Co., Senior Notes	5.450%	6/1/35	340,000	352,494
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.800%	3/15/30	240,000	245,887
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.950%	4/1/33	100,000	101,887
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.050%	3/1/35	180,000	181,864
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	116,000	102,315
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.300%	4/1/53	110,000	105,048
Commonwealth Edison Co., First Mortgage Bonds	5.300%	2/1/53	290,000	274,699
Commonwealth Edison Co., First Mortgage Bonds	5.950%	6/1/55	310,000	322,618
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	170,000	173,377
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	90,000	97,617
Constellation Energy Generation LLC, Senior Notes	6.500%	10/1/53	110,000	120,016
Dominion Energy Inc., Senior Notes	3.375%	4/1/30	450,000	434,441
Dominion Energy South Carolina Inc., First Mortgage Bonds	5.300%	1/15/35	170,000	176,154
Dominion Energy South Carolina Inc., First Mortgage Bonds	6.250%	10/15/53	130,000	140,558
DTE Electric Co., Senior Secured Bonds	3.250%	4/1/51	300,000	205,953
Duke Energy Carolinas LLC, First Mortgage Bonds	4.950%	1/15/33	70,000	72,235
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	200,000	202,308
Duke Energy Carolinas LLC, First Mortgage Bonds	5.400%	1/15/54	160,000	155,735
Duke Energy Florida LLC, First Mortgage Bonds	5.875%	11/15/33	160,000	172,838
Duke Energy Florida LLC, First Mortgage Bonds	3.400%	10/1/46	200,000	146,691
Duke Energy Florida LLC, First Mortgage Bonds	5.950%	11/15/52	220,000	228,526
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Duke Energy Florida LLC, First Mortgage Bonds	6.200%	11/15/53	$140,000	$150,414
Duke Energy Indiana LLC, First Mortgage Bonds	5.400%	4/1/53	270,000	256,688
Duke Energy Indiana LLC, First Mortgage Bonds	5.900%	5/15/55	370,000	377,605
Duke Energy Ohio Inc., First Mortgage Bonds	2.125%	6/1/30	120,000	109,982
Duke Energy Ohio Inc., First Mortgage Bonds	5.550%	3/15/54	90,000	88,031
Duke Energy Progress LLC, First Mortgage Bonds	5.100%	3/15/34	160,000	164,953
Duke Energy Progress LLC, First Mortgage Bonds	5.350%	3/15/53	290,000	278,365
Electricite de France SA, Senior Notes	5.700%	5/23/28	200,000	206,716 (a)
Electricite de France SA, Senior Notes	6.375%	1/13/55	540,000	565,109 (a)
Entergy Louisiana LLC, First Mortgage Bonds	5.800%	3/15/55	310,000	312,779
Entergy Mississippi LLC, First Mortgage Bonds	5.000%	9/1/33	150,000	152,758
Entergy Texas Inc., First Mortgage Bonds	5.250%	4/15/35	200,000	205,470
Entergy Texas Inc., First Mortgage Bonds	5.800%	9/1/53	50,000	50,150
Entergy Texas Inc., First Mortgage Bonds	5.550%	9/15/54	90,000	87,477
Evergy Kansas Central Inc., First Mortgage Bonds	5.700%	3/15/53	100,000	99,455
Exelon Corp., Senior Notes	5.625%	6/15/35	260,000	272,311
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	630,000	555,202
FirstEnergy Corp., Senior Notes	3.400%	3/1/50	600,000	415,597
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.200%	4/1/28	110,000	112,397 (a)
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	120,000	121,002
FirstEnergy Transmission LLC, Senior Notes	5.000%	1/15/35	200,000	201,053
Florida Power & Light Co., First Mortgage Bonds	5.300%	6/15/34	140,000	146,724
Florida Power & Light Co., First Mortgage Bonds	3.150%	10/1/49	170,000	116,883
Florida Power & Light Co., First Mortgage Bonds	5.300%	4/1/53	170,000	162,911
Florida Power & Light Co., First Mortgage Bonds	5.800%	3/15/65	320,000	325,381
Georgia Power Co., Senior Notes	4.850%	3/15/31	300,000	307,980
Georgia Power Co., Senior Notes	5.250%	3/15/34	140,000	144,585
Georgia Power Co., Senior Notes	5.200%	3/15/35	310,000	318,300
Indianapolis Power & Light Co., First Mortgage Bonds	5.700%	4/1/54	260,000	259,380 (a)
Interstate Power and Light Co., Senior Notes	5.700%	10/15/33	120,000	125,978
Interstate Power and Light Co., Senior Notes	4.950%	9/30/34	180,000	179,724
Interstate Power and Light Co., Senior Notes	5.450%	9/30/54	110,000	104,618
Jersey Central Power & Light Co., Senior Notes	5.100%	1/15/35	60,000	60,711
Kentucky Utilities Co., First Mortgage Bonds	3.300%	6/1/50	170,000	117,670
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
MidAmerican Energy Co., First Mortgage Bonds	5.300%	2/1/55	$90,000	$85,620
Monongahela Power Co., First Mortgage Bonds	5.850%	2/15/34	270,000	285,547 (a)
Monongahela Power Co., First Mortgage Bonds	5.400%	12/15/43	110,000	107,554 (a)
NextEra Energy Capital Holdings Inc., Senior Notes (6.375% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.053%)	6.375%	8/15/55	180,000	185,922 (c)
NextEra Energy Capital Holdings Inc., Senior Notes (6.500% to 8/15/35 then 5 year Treasury Constant Maturity Rate + 1.979%)	6.500%	8/15/55	130,000	137,034 (c)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	380,000	367,555 (a)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	430,000	429,777 (a)
Oglethorpe Power Corp., First Mortgage Bonds	6.200%	12/1/53	270,000	278,245
Ohio Edison Co., Senior Notes	4.950%	12/15/29	90,000	92,079 (a)
Ohio Edison Co., Senior Notes	5.500%	1/15/33	300,000	312,707 (a)
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	430,000	433,048 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.650%	11/15/33	230,000	244,768
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	120,000	123,781 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.600%	6/1/52	390,000	330,285
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.550%	6/15/54	670,000	650,819
Pacific Gas and Electric Co., First Mortgage Bonds	3.750%	7/1/28	170,000	167,964
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	220,000	198,271
Pacific Gas and Electric Co., First Mortgage Bonds	6.400%	6/15/33	160,000	172,854
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	250,000	278,204
Pacific Gas and Electric Co., First Mortgage Bonds	5.800%	5/15/34	130,000	135,090
Pacific Gas and Electric Co., First Mortgage Bonds	5.700%	3/1/35	130,000	133,735
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	380,000	321,619
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	220,000	235,196
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Pacific Gas and Electric Co., First Mortgage Bonds	6.700%	4/1/53	$400,000	$422,682
Pacific Gas and Electric Co., First Mortgage Bonds	5.900%	10/1/54	320,000	308,142
PacifiCorp, First Mortgage Bonds	5.450%	2/15/34	390,000	395,791
PacifiCorp, First Mortgage Bonds	5.800%	1/15/55	480,000	448,294
PacifiCorp, Junior Subordinated Notes (7.375% to 9/15/30 then 5 year Treasury Constant Maturity Rate + 3.319%)	7.375%	9/15/55	20,000	20,400 (c)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	100,000	103,665 (a)
Pampa Energia SA, Senior Notes	7.875%	12/16/34	40,000	40,316 (a)
PG&E Corp., Junior Subordinated Notes (7.375% to 3/15/30 then 5 year Treasury Constant Maturity Rate + 3.883%)	7.375%	3/15/55	100,000	104,210 (c)
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	4.674%	12/1/51	400,000	350,846
Progress Energy Inc., Senior Notes	6.000%	12/1/39	150,000	158,769
Public Service Co. of Colorado, First Mortgage Bonds	5.150%	9/15/35	330,000	334,691
RWE Finance US LLC, Senior Notes	5.125%	9/18/35	480,000	477,489 (a)
RWE Finance US LLC, Senior Notes	5.875%	9/18/55	390,000	381,733 (a)
Sierra Pacific Power Co., Senior Secured Bonds	5.900%	3/15/54	220,000	220,368
Southern California Edison Co., First Mortgage Bonds	5.250%	3/15/30	190,000	194,966
Southern California Edison Co., First Mortgage Bonds	2.250%	6/1/30	130,000	118,102
Southern California Edison Co., First Mortgage Bonds	2.500%	6/1/31	130,000	116,671
Southern California Edison Co., First Mortgage Bonds	4.650%	10/1/43	390,000	332,502
Southern California Edison Co., First Mortgage Bonds	5.700%	3/1/53	820,000	764,482
Southern California Edison Co., First Mortgage Bonds	6.200%	9/15/55	90,000	90,743
Southern Co., Junior Subordinated Notes (4.000% to 1/15/26 then 5 year Treasury Constant Maturity Rate + 3.733%)	4.000%	1/15/51	42,000	42,135 (c)
Southern Co., Junior Subordinated Notes (6.375% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.069%)	6.375%	3/15/55	300,000	313,278 (c)
Southern Co., Senior Notes	4.850%	3/15/35	210,000	207,519
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Trans-Allegheny Interstate Line Co., Senior Notes	5.000%	1/15/31	$100,000	$102,790 (a)
Virginia Electric and Power Co., Senior Notes	5.050%	8/15/34	90,000	91,326
Virginia Electric and Power Co., Senior Notes	3.800%	9/15/47	260,000	199,780
Virginia Electric and Power Co., Senior Notes	5.550%	8/15/54	440,000	426,886
Vistra Operations Co. LLC, Senior Secured Notes	5.700%	12/30/34	40,000	41,315 (a)
Wisconsin Electric Power Co., Senior Notes	5.050%	10/1/54	160,000	147,371
Wisconsin Power and Light Co., Senior Notes	3.650%	4/1/50	80,000	58,419
Total Electric Utilities				25,447,938
Gas Utilities — 0.4%
Piedmont Natural Gas Co. Inc., Senior Notes	5.050%	5/15/52	100,000	89,471
Southern California Gas Co., First Mortgage Bonds	6.000%	6/15/55	300,000	308,446
Spire Inc., Junior Subordinated Notes (6.250% to 6/1/31 then 5 year Treasury Constant Maturity Rate + 2.556%)	6.250%	6/1/56	610,000	607,936 (c)
Spire Inc., Junior Subordinated Notes (6.450% to 6/1/36 then 5 year Treasury Constant Maturity Rate + 2.327%)	6.450%	6/1/56	290,000	289,259 (c)
Total Gas Utilities				1,295,112
Independent Power and Renewable Electricity Producers — 0.2%
AES Andes SA, Senior Notes	6.250%	3/14/32	340,000	354,748 (a)
AES Corp., Junior Subordinated Notes (6.950% to 7/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.950%	7/15/55	190,000	188,404 (c)
Total Independent Power and Renewable Electricity Producers				543,152
Multi-Utilities — 0.7%
Ameren Illinois Co., First Mortgage Bonds	5.625%	3/1/55	160,000	159,410
CenterPoint Energy Resources Corp., Senior Notes	5.400%	7/1/34	60,000	62,008
DTE Energy Co., Senior Notes	5.200%	4/1/30	170,000	175,484
Engie SA, Senior Notes	5.250%	4/10/29	200,000	206,784 (a)
Northern States Power Co., First Mortgage Bonds	5.050%	5/15/35	260,000	265,125
Northern States Power Co., First Mortgage Bonds	5.650%	5/15/55	560,000	564,171
PECO Energy Co., First Mortgage Bonds	5.250%	9/15/54	90,000	85,174
PECO Energy Co., First Mortgage Bonds	5.650%	9/15/55	150,000	149,555
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Multi-Utilities — continued
San Diego Gas & Electric Co., First Mortgage Bonds	3.320%	4/15/50	$80,000	$55,435
San Diego Gas & Electric Co., First Mortgage Bonds	5.550%	4/15/54	60,000	58,396
San Diego Gas & Electric Co., Senior Secured Notes	1.700%	10/1/30	130,000	116,129
Wisconsin Public Service Corp., Senior Notes	2.850%	12/1/51	120,000	76,179
Total Multi-Utilities				1,973,850

Total Utilities				29,260,052
Total Corporate Bonds & Notes (Cost — $242,819,354)				249,108,244
Sovereign Bonds — 3.5%
Bahamas — 0.1%
Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	220,000	246,030 (a)
Bermuda — 0.1%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	200,000	182,200 (a)
Bermuda Government International Bond, Senior Notes	3.375%	8/20/50	220,000	153,450 (a)
Total Bermuda				335,650
Brazil — 0.1%
Brazilian Government International Bond, Senior Notes	7.125%	5/13/54	260,000	257,985
Chile — 0.1%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	400,000	309,080
Indonesia — 0.1%
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	480,000	366,065
Israel — 0.4%
Israel Government International Bond, Senior Notes	3.250%	1/17/28	200,000	196,752
Israel Government International Bond, Senior Notes	3.875%	7/3/50	200,000	147,098
Israel Government International Bond, Senior Notes	5.750%	3/12/54	920,000	886,886
Total Israel				1,230,736
Ivory Coast — 0.1%
Ivory Coast Government International Bond, Senior Notes	8.250%	1/30/37	200,000	217,874 (a)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mexico — 1.8%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	$1,000,000	$1,019,840 (a)
Mexico Government International Bond, Senior Notes	5.850%	7/2/32	200,000	205,732
Mexico Government International Bond, Senior Notes	5.375%	3/22/33	620,000	616,590
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	400,000	346,800
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	400,000	406,300
Mexico Government International Bond, Senior Notes	6.625%	1/29/38	280,000	292,880
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	200,000	161,200
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	1,030,000	851,295
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	200,000	151,300
Mexico Government International Bond, Senior Notes	6.400%	5/7/54	760,000	732,640
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	320,000	269,600
Total Mexico				5,054,177
Panama — 0.1%
Panama Government International Bond, Senior Notes	3.870%	7/23/60	290,000	192,806
Paraguay — 0.1%
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	200,000	187,884 (a)
Poland — 0.1%
Bank Gospodarstwa Krajowego, Senior Notes	6.250%	7/9/54	340,000	353,862 (a)
South Africa — 0.3%
Republic of South Africa Government International Bond, Senior Notes	6.125%	12/11/37	490,000	484,065 (a)
Republic of South Africa Government International Bond, Senior Notes	7.250%	12/11/55	280,000	278,038 (a)
Total South Africa				762,103
Supranational — 0.1%
Africa Finance Corp., Senior Notes	5.550%	10/8/29	200,000	205,466 (a)

Total Sovereign Bonds (Cost — $9,451,287)				9,719,718
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — 1.9%
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.634%	10/20/34	$310,000	$310,147 (a)(c)
Apollo Aviation Securitization Equity Trust, 2024-1A A2	6.261%	5/16/49	265,909	273,613 (a)
Ares CLO Ltd., 2017-44A BRR (3 mo. Term SOFR + 1.750%)	5.655%	4/15/34	700,000	702,524 (a)(c)
CarMax Auto Owner Trust, 2024-1 D	6.000%	7/15/30	40,000	40,837
Driven Brands Funding LLC, 2020-2A A2	3.237%	1/20/51	631,906	613,008 (a)
Goodgreen Trust, 2023-1A A	5.900%	1/17/61	189,562	189,574 (a)
Hilton Grand Vacations Trust, 2023-1A C	6.940%	1/25/38	35,259	36,491 (a)
J.G. Wentworth LLC, 2017-2A B	5.090%	9/17/74	118,278	107,816 (a)
J.G. Wentworth LLC, 2018-2A B	4.700%	10/15/77	46,119	42,217 (a)
Jimmy Johns Funding LLC, 2022-1A A2I	4.077%	4/30/52	308,800	306,269 (a)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	170,269	162,632 (a)
PFS Financing Corp., 2024-A A (30 Day Average SOFR + 0.850%)	4.834%	1/15/28	160,000	160,033 (a)(c)
PFS Financing Corp., 2024-A B (30 Day Average SOFR + 1.300%)	5.284%	1/15/28	100,000	100,021 (a)(c)
Point Broadband Funding LLC, 2025-1A A2	5.336%	7/20/55	320,000	322,772 (a)
Renew Financial, 2023-1A A	5.900%	11/20/58	349,039	343,821 (a)
Renew Financial, 2024-1A A	6.208%	11/20/59	315,936	316,344 (a)
Romark CLO Ltd., 2021-5A BR (3 mo. Term SOFR + 1.800%)	5.705%	1/15/35	670,000	671,675 (a)(c)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	8.615%	10/15/41	130,064	136,862 (a)(c)
SMB Private Education Loan Trust, 2023-C B	6.360%	11/15/52	100,000	105,439 (a)
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	35,764	31,716 (a)
Verdelite Static CLO Ltd., 2024-1A B (3 mo. Term SOFR + 1.650%)	5.534%	7/20/32	270,000	269,724 (a)(c)

Total Asset-Backed Securities (Cost — $5,191,546)				5,243,535
U.S. Government & Agency Obligations — 1.5%
U.S. Government Obligations — 1.5%
U.S. Treasury Bonds	4.625%	11/15/45	280,000	273,656
U.S. Treasury Bonds	4.750%	8/15/55	2,510,000	2,468,428
U.S. Treasury Notes	4.000%	11/15/35	1,370,000	1,350,413

Total U.S. Government & Agency Obligations (Cost — $4,118,694)				4,092,497
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Municipal Bonds — 1.4%
California — 0.6%
California State, GO, Build America Bonds	7.300%	10/1/39	$900,000	$1,048,381
Regents of the University of California, CA, General Revenue, Series AD	4.858%	5/15/2112	165,000	137,163
San Francisco Bay Area, CA, Toll Authority Bridge Revenue, Build America Bonds, Series F-2	6.263%	4/1/49	500,000	528,133
Total California				1,713,677
Florida — 0.0%††
Miami-Dade County, FL, Seaport Revenue, Series 2023	6.224%	11/1/55	20,000	20,651
Illinois — 0.1%
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B	6.200%	12/1/40	193,237	204,658
Illinois State, GO, Pension Funding, Series 2003	5.100%	6/1/33	130,882	134,195
Total Illinois				338,853
Michigan — 0.1%
Regents of the University of Michigan, MI, General Revenue, Series A	4.454%	4/1/2122	110,000	85,727
Minnesota — 0.0%††
Regents of the University of Minnesota, MN, GO, Series 2022	4.048%	4/1/52	100,000	80,627
New Jersey — 0.1%
New Jersey State Turnpike Authority Revenue, Build America Bonds, Series A	7.102%	1/1/41	250,000	292,403
New York — 0.4%
New York City, NY, GO:
Fiscal 2025, Series D	5.094%	10/1/49	100,000	94,200
Fiscal 2025, Series D	5.114%	10/1/54	50,000	46,854
New York State Dormitory Authority Revenue, New York University, Series B	5.832%	7/1/55	370,000	387,272
Port Authority of New York & New Jersey Revenue, Consolidated Series 164	5.647%	11/1/40	500,000	533,199
Total New York				1,061,525
Ohio — 0.1%
American Municipal Power Inc., OH, Revenue:
Combined Hydroelectric Projects, Build America Bonds, Series B	8.084%	2/15/50	100,000	125,879
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ohio — continued
Meldahl Hydroelectric Project, Build America Bonds, Series E	6.270%	2/15/50	$135,000	$139,569
Total Ohio				265,448

Total Municipal Bonds (Cost — $3,856,761)				3,858,911
Collateralized Mortgage Obligations(g) — 1.3%
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 C (1 mo. Term SOFR + 2.693%)	6.427%	1/20/43	230,000	230,021 (a)(c)
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	57,566	57,893 (a)
BRAVO Residential Funding Trust, 2023-NQM5 A3	7.012%	6/25/63	57,662	57,979 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2025- MN12 M2 (30 Day Average SOFR + 2.750%)	6.624%	11/25/45	680,000	682,132 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	5.374%	10/25/43	143,565	143,845 (a)(c)
FS Commercial Mortgage Trust, 2023-4SZN B	7.544%	11/10/39	130,000	132,762 (a)(c)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	9.083%	3/15/41	110,000	110,797 (a)(c)
GS Mortgage Securities Corp. Trust, 2023-SHIP A	4.322%	9/10/38	100,000	99,866 (a)(c)
MIC Trust, 2023-MIC A	8.437%	12/5/38	430,000	465,763 (a)(c)
NYC Commercial Mortgage Trust, 2025-28L E	6.693%	11/5/38	1,000,000	1,005,120 (a)(c)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	54,018	54,538 (a)
OBX Trust, 2024-NQM15 A2	5.570%	10/25/64	72,563	73,171 (a)
OBX Trust, 2024-NQM15 A3	5.722%	10/25/64	123,357	123,976 (a)
PRKCM Trust, 2024-AFC1 A2	6.636%	3/25/59	230,943	233,408 (a)
Redwood Funding Trust, 2025-3 A	6.231%	12/27/56	279,844	282,575 (a)

Total Collateralized Mortgage Obligations (Cost — $3,719,462)				3,753,846
Senior Loans — 0.4%
Communication Services — 0.1%
Interactive Media & Services — 0.1%
X Corp., Term Loan B3	9.500%	10/26/29	340,000	339,453 (h)(i)

Financials — 0.1%
Insurance — 0.1%
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.422%	5/6/31	349,355	350,375 (c)(h)(i)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Materials — 0.1%
Paper & Forest Products — 0.1%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	5.566%	9/7/27	$170,232	$171,063 (c)(h)(i)

Utilities — 0.1%
Electric Utilities — 0.0%††
Talen Energy Supply LLC, 2025 Incremental Term Loan B (3 mo. Term SOFR + 2.000%)	5.672%	11/25/32	90,000	90,127 (c)(h)(i)
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Zero Operating Co. LLC, Initial Term Loan (1 mo. Term SOFR + 2.000%)	5.716%	4/30/31	288,550	286,205 (c)(h)(i)

Total Utilities				376,332
Total Senior Loans (Cost — $1,236,161)				1,237,223
			Shares
Preferred Stocks — 0.0%††
Financials — 0.0%††
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.863%		4,100	100,614 (c)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.690%		2,136	45,561 (c)

Total Preferred Stocks (Cost — $147,659)				146,175
Total Investments before Short-Term Investments (Cost — $270,540,924)				277,160,149

Short-Term Investments — 0.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $794,937)	3.739%		794,937	794,937 (j)(k)
Total Investments — 99.1% (Cost — $271,335,861)				277,955,086
Other Assets in Excess of Liabilities — 0.9%				2,649,761
Total Net Assets — 100.0%				$280,604,847

See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Long Credit VIT
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)	Securities traded on a when-issued or delayed delivery basis.
(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At December 31, 2025, the total market value of investments in Affiliated
Companies was $794,937 and the cost was $794,937 (Note 6).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Annual Report

 Western Asset Long Credit VIT
At December 31, 2025, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	220	3/26	$45,910,431	$45,933,594	$23,163
U.S. Treasury 5-Year Notes	316	3/26	34,558,000	34,540,282	(17,718)
U.S. Treasury Long-Term Bonds	224	3/26	26,171,653	25,893,000	(278,653)
					(273,208)
Contracts to Sell:
U.S. Treasury 10-Year Notes	10	3/26	1,122,951	1,124,375	(1,424)
U.S. Treasury Ultra 10-Year Notes	256	3/26	29,536,933	29,444,001	92,932
U.S. Treasury Ultra Long-Term Bonds	34	3/26	4,064,004	4,012,000	52,004
					143,512
Net unrealized depreciation on open futures contracts					$(129,696)
At December 31, 2025, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
JPY	29,287,186	USD	195,695	JPMorgan Chase & Co.	1/16/26	$(8,454)

Abbreviation(s) used in this table:
JPY	—	Japanese Yen
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Annual Report

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $270,540,924)	$277,160,149
Investments in affiliated securities, at value (Cost — $794,937)	794,937
Foreign currency, at value (Cost — $53)	56
Cash	3,741
Interest and dividends receivable from unaffiliated investments	3,765,814
Deposits with brokers for open futures contracts	963,848
Dividends receivable from affiliated investments	1,031
Deposits with brokers	1
Prepaid expenses	945
Total Assets	282,690,522
Liabilities:
Payable for securities purchased	1,830,000
Investment management fee payable	84,632
Payable to brokers — net variation margin on open futures contracts	38,720
Unrealized depreciation on forward foreign currency contracts	8,454
Payable for Portfolio shares repurchased	1,727
Trustees’ fees payable	37
Accrued expenses	122,105
Total Liabilities	2,085,675
Total Net Assets	$280,604,847
Net Assets:
Par value (Note 5)	$292
Paid-in capital in excess of par value	273,803,522
Total distributable earnings (loss)	6,801,033
Total Net Assets	$280,604,847
Shares Outstanding:
Class I	29,229,092
Net Asset Value:
Class I (and redemption price)	$9.60
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Annual Report

Statement of Operations
For the Year Ended December 31, 2025

Investment Income:
Interest	$15,046,075
Dividends from affiliated investments	78,412
Dividends from unaffiliated investments	13,169
Total Investment Income	15,137,656
Expenses:
Investment management fee (Note 2)	912,627
Fees recaptured by investment manager (Note 2)	77,740
Fund accounting fees	70,470
Audit and tax fees	49,523
Legal fees	18,434
Trustees’ fees	9,473
Commitment fees (Note 7)	2,252
Insurance	1,647
Custody fees	1,009
Interest expense	148
Transfer agent fees (Note 2)	42
Miscellaneous expenses	7,564
Total Expenses	1,150,929
Less: Fee waivers and/or expense reimbursements (Note 2)	(2,253)
Net Expenses	1,148,676
Net Investment Income	13,988,980
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	2,599,897
Futures contracts	788,435
Swap contracts	8,944
Forward foreign currency contracts	(5,255)
Foreign currency transactions	7
Net Realized Gain	3,392,028
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	4,312,347
Futures contracts	67,050
Forward foreign currency contracts	13,361
Foreign currencies	4
Change in Net Unrealized Appreciation (Depreciation)	4,392,762
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	7,784,790
Increase in Net Assets From Operations	$21,773,770
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2025	2024
Operations:
Net investment income	$13,988,980	$11,854,719
Net realized gain	3,392,028	1,589,165
Change in net unrealized appreciation (depreciation)	4,392,762	(12,317,766)
Increase in Net Assets From Operations	21,773,770	1,126,118
Distributions to Shareholders From (Note 1):
Total distributable earnings	(16,745,286)	(12,904,444)
Decrease in Net Assets From Distributions to Shareholders	(16,745,286)	(12,904,444)
Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	52,144,247	30,879,225
Reinvestment of distributions	16,745,286	12,904,430
Cost of shares repurchased	(11,981,250)	(38,136,763)
Increase in Net Assets From Portfolio Share Transactions	56,908,283	5,646,892
Increase (Decrease) in Net Assets	61,936,767	(6,131,434)
Net Assets:
Beginning of year	218,668,080	224,799,514
End of year	$280,604,847	$218,668,080
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2025	2024	2023[2]
Net asset value, beginning of year	$9.39	$9.93	$10.00
Income (loss) from operations:
Net investment income	0.52	0.53	0.33
Net realized and unrealized gain (loss)	0.29	(0.49)	(0.07)[3]
Total income from operations	0.81	0.04	0.26
Less distributions from:
Net investment income	(0.56)	(0.46)	(0.33)
Net realized gains	(0.04)	(0.12)	—
Total distributions	(0.60)	(0.58)	(0.33)
Net asset value, end of year	$9.60	$9.39	$9.93
Total return[4]	8.59%	0.40%	2.85%[5]
Net assets, end of year (millions)	$281	$219	$225
Ratios to average net assets:
Gross expenses	0.44%[6]	0.45%[6,7]	0.60%[7,8]
Net expenses[9,10]	0.44 [6]	0.45 [6]	0.45 [8]
Net investment income	5.36	5.39	5.31 [8]
Portfolio turnover rate	101%	77%[11]	29%

See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Annual Report

Financial Highlights (cont’d)
[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period May 1, 2023 (inception date) to December 31, 2023.
[3]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain presented in the Statement of Operations due to the timing of the sales and repurchases of
Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.

[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Performance data is shown as of the date the Portfolio began to invest in accordance with its investment objective and guidelines.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
Ratio includes 0.01% and 0.11%, for the year ended December 31, 2024 and for the period ended December 31,
2023, respectively, of non-recurring organizational and/or offering costs related to the inception of the Portfolio.

[8]	Annualized.
[9]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[10]	Reflects fee waivers and/or expense reimbursements.
[11]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate for the respective year presented would have been 76%.
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Long Credit VIT (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio
Western Asset Long Credit VIT 2025 Annual Report

Notes to Financial Statements (cont’d)
calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Long Credit VIT 2025 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$21,435,556	$432,865	$21,868,421
Other Corporate Bonds & Notes	—	227,239,823	—	227,239,823
Sovereign Bonds	—	9,719,718	—	9,719,718
Asset-Backed Securities	—	5,243,535	—	5,243,535
U.S. Government & Agency Obligations	—	4,092,497	—	4,092,497
Municipal Bonds	—	3,858,911	—	3,858,911
Collateralized Mortgage Obligations	—	3,753,846	—	3,753,846
Senior Loans	—	1,237,223	—	1,237,223
Preferred Stocks	$146,175	—	—	146,175
Total Long-Term Investments	146,175	276,581,109	432,865	277,160,149
Short-Term Investments†	794,937	—	—	794,937
Total Investments	$941,112	$276,581,109	$432,865	$277,955,086
Other Financial Instruments:
Futures Contracts††	$168,099	—	—	$168,099
Total	$1,109,211	$276,581,109	$432,865	$278,123,185
Western Asset Long Credit VIT 2025 Annual Report

Notes to Financial Statements (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$297,795	—	—	$297,795
Forward Foreign Currency Contracts††	—	$8,454	—	8,454
Total	$297,795	$8,454	—	$306,249

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Portfolio is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an

Western Asset Long Credit VIT 2025 Annual Report

unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Swap agreements. The Portfolio invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Portfolio has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Portfolio is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Portfolio’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are recognized as a realized gain or loss in the Statement of Operations.
The Portfolio’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2025, the Portfolio did not hold any credit default swaps to sell protection.
For average notional amounts of swaps held during the year ended December 31, 2025, see Note 4.
Western Asset Long Credit VIT 2025 Annual Report

Notes to Financial Statements (cont’d)
Credit default swaps
The Portfolio enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Portfolio has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Portfolio is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Portfolio’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty). As the protection seller, the Portfolio’s maximum risk is the notional amount of the contract. CDS

Western Asset Long Credit VIT 2025 Annual Report

are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(e) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(f) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(g) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Western Asset Long Credit VIT 2025 Annual Report

Notes to Financial Statements (cont’d)
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(h) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit

Western Asset Long Credit VIT 2025 Annual Report

related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of December 31, 2025, the Portfolio held forward foreign currency contracts with credit related contingent features which had a liability position of $8,454. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties.
(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(k) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to
Western Asset Long Credit VIT 2025 Annual Report

Notes to Financial Statements (cont’d)
shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(l) Compensating balance arrangements. The Portfolio had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(m) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Portfolio had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”), are the Portfolio’s subadvisers. FTFA, Western Asset and Western Asset London, are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets.
FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to the subadvisers the day-to-day portfolio management of the Portfolio. Western Asset London, provide certain subadvisory services related to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset London, monthly a subadvisory fee in an amount equal to 100%

Western Asset Long Credit VIT 2025 Annual Report

of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
As a result of an expense limitation arrangement between the Portfolio and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended December 31, 2025, fees waived and/or expenses reimbursed amounted to $2,253, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at December 31, 2025, the Portfolio had no remaining fee waivers and/or expense reimbursements subject to recapture by FTFA.
For the year ended December 31, 2025, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

Class I
FTFA recaptured	$77,740
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolio’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolio’s shareholder servicing agent and acts as the Portfolio’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. The Portfolio pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, the Portfolio reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2025, the Portfolio incurred transfer agent fees as reported on the Statement of Operations, of which $42 was earned by Investor Services.
Western Asset Long Credit VIT 2025 Annual Report

Notes to Financial Statements (cont’d)
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$238,264,749	$87,057,603
Sales	176,893,240	84,499,090
At December 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$271,566,449	$8,245,617	$(1,856,980)	$6,388,637
Futures contracts	—	168,099	(297,795)	(129,696)
Forward foreign currency contracts	—	—	(8,454)	(8,454)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2025.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$168,099

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$297,795	—	$297,795
Forward foreign currency contracts	—	$8,454	8,454
Total	$297,795	$8,454	$306,249

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

Western Asset Long Credit VIT 2025 Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the year ended December 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$788,435	—	—	$788,435
Swap contracts	—	—	$8,944	8,944
Forward foreign currency contracts	—	$(5,255)	—	(5,255)
Total	$788,435	$(5,255)	$8,944	$792,124

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$67,050	—	$67,050
Forward foreign currency contracts	—	$13,361	13,361
Total	$67,050	$13,361	$80,411
During the year ended December 31, 2025, the volume of derivative activity for the Portfolio was as follows:

Average Market Value*
Futures contracts (to buy)	$100,547,278
Futures contracts (to sell)	27,107,292
Forward foreign currency contracts (to buy)	456,358
Forward foreign currency contracts (to sell)†	218,474
Average Notional Balance**
Credit default swap contracts (sell protection)†	$85,385

*	Based on the average of the market values at each month-end during the period.
†	At December 31, 2025, there were no open positions held in this derivative.
**	Based on the average of the notional amounts at each month-end during the period.
Western Asset Long Credit VIT 2025 Annual Report

Notes to Financial Statements (cont’d)
The following table presents the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Portfolio as of December 31, 2025.

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
JPMorgan Chase & Co.	—	$(8,454)	$(8,454)	—	$(8,454)
Total	—	$(8,454)	$(8,454)	—	$(8,454)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Shares of beneficial interest
At December 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of the Portfolio were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	5,409,409	$52,144,247	3,291,842	$30,879,225
Shares issued on reinvestment	1,744,138	16,745,286	1,330,275	12,904,430
Shares repurchased	(1,200,053)	(11,981,250)	(3,996,272)	(38,136,763)
Net increase	5,953,494	$56,908,283	625,845	$5,646,892
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company

Western Asset Long Credit VIT 2025 Annual Report

for all or some portion of the year ended December 31, 2025. The following transactions were effected in such company for the year ended December 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$8,638,431	$114,108,432	114,108,432	$121,951,926	121,951,926

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$78,412	—	$794,937
7. Redemption facility
The Portfolio, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Portfolio shall, in addition to interest charged on any borrowings made by the Portfolio and other costs incurred by the Portfolio, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolio did not utilize the Global Credit Facility during the year ended December 31, 2025.
Western Asset Long Credit VIT 2025 Annual Report

Notes to Financial Statements (cont’d)
8. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$16,745,286	$11,196,587
Net long-term capital gains	—	1,707,857
Total distributions paid	$16,745,286	$12,904,444
As of December 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$356,225
Undistributed long-term capital gains — net	56,784
Other book/tax temporary differences(a)	137,534
Unrealized appreciation (depreciation)(b)	6,250,490
Total distributable earnings (loss) — net	$6,801,033

(a)
Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on futures, foreign currency contracts and book/tax differences in the timing of the deductibility of various expenses.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.
9. Operating segments
The Portfolio operates as a single operating segment, which is an investment portfolio. A management group assigned to the Portfolio within the Portfolio’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Portfolio’s operating results and allocating resources in accordance with the Portfolio’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Portfolio’s Schedule of Investments provides details of the Portfolio’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Long Credit VIT 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Variable Income Trust and Shareholders of Western Asset Long Credit VIT
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Long Credit VIT (one of the portfolios constituting Legg Mason Partners Variable Income Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the two years in the period ended December 31, 2025 and for the period May 1, 2023 (inception date) through December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year ended December 31, 2025, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the two years in the period ended December 31, 2025 and for the period May 1, 2023 (inception date) through December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management and the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 13, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Western Asset Long Credit VIT 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Portfolio is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Portfolio hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:

	Pursuant to:	Amount Reported
Section 163(j) Interest Earned	§163(j)	$13,810,699
Interest Earned from Federal Obligations	Note (1)	$156,930
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Western Asset Long Credit VIT

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset Long Credit VIT

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Western Asset
Long Credit VIT
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Long Credit VIT
The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.
Western Asset Long Credit VIT
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 877-6LM-FUND/656-3863.
Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Long Credit VIT. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.
Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

36280-AFSOI 2/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 24, 2026